Debt	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt
Debt
The Company’s debt balances are detailed below:

(in thousands)	June 29, 2019	December 31, 2018
2018 Revolving Credit Facility (defined below)	$6,000	$6,000
2018 Term Loan Facility (defined below)	20,000	20,000
Equipment financing loan	5,000	5,000
Debt issuance costs	(533)	(612)
Total debt outstanding	$30,467	$30,388
Less: current portion of long-term debt	6,000	—
Long-term debt	$24,467	$30,388

The Company records debt issuance costs as a reduction of carrying value of the debt in the accompanying condensed balance sheets. Debt issuance costs, net of amortization, totaled $0.5 million and $0.6 million as of June 29, 2019 and December 31, 2018, respectively. Debt issuance costs are amortized as interest expense over the term of the loan for which amortization of $20,000 and $26,000 was recorded during the three months ended June 29, 2019 and June 30, 2018, respectively, and $78,000 and $35,000 was recorded during the six months ended June 29, 2019 and June 30, 2018, respectively.
Amended and Restated Loan and Security Agreement
In June 2018, the Company refinanced its then existing revolving credit facility and term loan facility under a loan and security agreement with Silicon Valley Bank (“SVB”) (the “Amended LSA”). The Amended LSA includes a $6.0 million revolving credit facility (the “2018 Revolving Credit Facility”) and a term loan facility (the “2018 Term Loan Facility”) comprised of (i) a $10.0 million term loan advance at closing, (ii) a conditional $5.0 million term loan advance, if no event of default has occurred and is continuing through the borrowing date, and (iii) an additional conditional term loan advance of $5.0 million if no event of default has occurred and is continuing based upon a minimum level of gross profit for the trailing 12-month period. The 2018 Term Loan Facility has a floating interest rate that is equal to 4.0% above the prime rate, with interest payable monthly and principal amortizing commencing on January 1, 2020, and will mature in June 2022. Borrowings under the 2018 Revolving Credit Facility carry a variable annual interest rate of prime rate plus 0.75% to 1.25% with an additional 5% on the outstanding balances in the event of a default. The 2018 Revolving Credit Facility matures in June 2020.
The 2018 Term Loan Facility and the 2018 Revolving Credit Facility (the “SVB Credit Facilities,”) contain customary negative covenants that limit the Company’s ability to, among other things, incur additional indebtedness, grant liens, make investments, repurchase stock, pay dividends, transfer assets and merge or consolidate. The SVB Credit Facilities are secured by a blanket lien on all of the Company’s personal property assets. The SVB Credit Facilities also contain customary affirmative covenants, including delivery of audited financial statements. The Company was in compliance with the covenants in the SVB Credit Facilities as of June 29, 2019.
As of June 29, 2019 and December 31, 2018, the Company had $6.0 million and $20.0 million in borrowings on the 2018 Revolving Credit Facility and 2018 Term Loan Facility, respectively, and had no availability to borrow under either of these loan facilities. In the three months ended June 29, 2019 and June 30, 2018, the Company incurred $0.5 million and $22,000, respectively, in interest expense related to the SVB credit facilities. In the six months ended June 29, 2019 and June 30, 2018, the Company incurred $1.1 million and $40,000, respectively, in interest expense related to the SVB credit facilities. The interest rates on the 2018 Revolving Credit Facility and the 2018 Term Loan Facility at June 29, 2019 were 6.25% and 9.50%, respectively.
Equipment Loan Facility
The Company had $5.0 million in borrowings outstanding as of June 29, 2019 and December 31, 2018 under the equipment loan facility. The interest rate on the equipment loan facility at June 29, 2019 and December 31, 2018 was 11.75% and 11.5%, respectively. For the three months ended June 29, 2019 and June 30, 2018, the Company recorded $0.2 million and $0, respectively, in interest expense related to the equipment loan facility. For the six months ended June 29, 2019 and June 30, 2018, the Company recorded $0.3 million and $0, respectively, in interest expense related to the equipment loan facility. The Company was in compliance with the covenants contained in the equipment loan facility as of June 29, 2019.
Warrant Liabilities
In connection with its financing arrangements, the Company issued warrants to purchase shares of its convertible preferred stock. For one of the financing arrangements, the Company issued warrants to purchase 121,694 shares of Series B convertible preferred stock at an exercise price of $1.07 per share. For a separate financing arrangement, the Company issued warrants to purchase 39,073 shares of Series E convertible preferred stock at an exercise price of $3.68 per share. In connection with the Company’s refinancing of its credit facilities with SVB, the Company issued to SVB and its affiliates warrants to purchase an aggregate of 60,002 shares of its common stock at an exercise price of $3.00 per share. Upon the closing of the IPO, the warrants exercisable for convertible preferred stock were automatically converted into warrants exercisable for a total of 160,767 shares of common stock at the same respective exercise price per share. Subsequent to the closing of the IPO, all outstanding warrants to purchase shares of common stock were cashless exercised and no warrants were outstanding as of June 29, 2019. See Note 2 for further information on the warrant liabilities.

Debt
The Company’s debt balances are detailed below:

	December 31,
(in thousands)	2017	2018
2016 Revolving Credit Facility (defined below)	$2,500	$—
2016 Term Loan Facility (defined below)	1,000	—
Missouri Note (defined below)	1,450	—
2018 Revolving Credit Facility (defined below)	—	6,000
2018 Term Loan Facility (defined below)	—	20,000
Equipment financing loan	—	5,000
Debt issuance costs	(35)	(612)
Total debt outstanding	$4,915	$30,388
Less: current portion of long-term debt	2,977	—
Long-term debt	$1,938	$30,388

The Company records debt issuance costs as a reduction of carrying value of the debt in the accompanying balance sheets. Debt issuance costs, net of amortization, totaled $35,000 and $0.6 million as of December 31, 2017 and 2018, respectively. Debt issuance costs are amortized as interest expense over the term of the loan for which amortization of $21,000, $37,000 and $93,000 was recorded during the years ended December 31, 2016, 2017 and 2018, respectively.
Credit Facilities
In June 2016, the Company entered into a Loan and Security Agreement, referred to as the Original LSA, with Silicon Valley Bank, or SVB, which comprised a $2.5 million revolving line of credit, or the 2016 Revolving Credit Facility, maturing in June 2018, and a $1.5 million growth capital term loan advance, or the 2016 Term Loan Facility, maturing in December 2019. Principal payments on the 2016 Term Loan Facility were due in 36 equal monthly installments beginning January 31, 2017.
The 2016 Revolving Credit Facility and the 2016 Term Loan Facility were secured by an interest in manufacturing equipment, inventory, contract rights or rights to payment of money, leases, license agreements, general intangibles, and cash. The Company paid a facility fee of $30,000 to secure the Original LSA. Both the 2016 Term Loan Facility and borrowings on the 2016 Revolving Credit Facility accrue interest at the annual rate of 1.0% above prime rate, payable monthly. In the event of occurrence and during the time of continuation of default, loan obligations will bear a default interest rate of additional 5% above the rate that is otherwise applicable. The interest rate on the obligations at December 31, 2016 and 2017 were 4.75% and 5.5%, respectively.
As of December 31, 2017, the outstanding principal balance under the 2016 Revolving Credit Facility was $2.5 million and the outstanding balance in the 2016 Term Loan Facility was $1.0 million, of which $0.5 million was included in short-term debt and the remainder was included in long-term debt on the Company’s balance sheet. The Company recognized interest expense of $0 and $0.1 million in 2016 and 2017, respectively, on the 2016 Revolving Credit Facility and $34,000 and $63,000 in 2016 and 2017, respectively, on the 2016 Term Loan Facility. As of December 31, 2017, there was no availability to borrow under the 2016 Revolving Credit Facility. The interest rate on the obligations at December 31, 2017 was 5.5%.
Amended and Restated Loan and Security Agreement
In June 2018, the Company refinanced the 2016 Revolving Credit Facility and the 2016 Term Loan Facility under the Original LSA with SVB, or the Amended LSA, such that the 2016 Revolving Credit Facility was expanded from $2.5 million to $6.0 million, and all loans under the 2016 Term Loan Facility were paid in full without a prepayment penalty and the 2016 Term Loan Facility was discontinued. The Amended LSA includes the expanded revolving credit facility or the 2018 Revolving Credit Facility and the 2018 Term Loan Facility. The 2018 Term Loan Facility is comprised of (i) a $10.0 million term loan advance at closing, (ii) a conditional $5.0 million term loan advance, if no event of default has occurred and is continuing through the borrowing date, and (iii) an additional conditional term loan advance of $5.0 million if no event of default has occurred and is continuing based upon a minimum level of gross profit for the trailing 12-month period. The 2018 Term Loan Facility has a floating interest rate that is equal to 4% above the prime rate, with interest payable monthly and principal amortizing commencing on January 1, 2020, and will mature in June 2022. Borrowings under the 2018 Revolving Credit Facility carry a variable annual interest rate of prime rate + 0.75% to 1.25% with an additional 5% on the outstanding balances in the event of a default. The 2018 Revolving Credit Facility matures in June 2020.
The 2018 Revolving Term Loan Facility and the 2018 Revolving Credit Facility, or together the SVB Credit Facilities, contain customary negative covenants that limit the Company’s ability to, among other things, incur additional indebtedness, grant liens, make investments, repurchase stock, pay dividends, transfer assets and merge or consolidate. The SVB Credit Facilities are secured by a blanket lien on all of the Company’s personal property assets. The SVB Credit Facilities also contain customary affirmative covenants, including delivery of audited financial statements.
The SVB Credit Facilities are secured by an interest in the Company’s assets including manufacturing equipment, inventory, contract rights or rights to payment of money, leases, license agreements, general intangibles, and cash.
In conjunction with the execution of the Amended LSA, the Company issued two common stock warrants one each to SVB and its affiliate to provide the ability to purchase an aggregate of 60,002 shares of the Company’s common stock at an exercise price of $2.99 per share. The common stock warrants were fully exercisable on the date of the grant and have a term of 10 years. The Company also paid a commitment fee of $30,000 to SVB in connection with the execution of the Amended LSA.
As of December 31, 2018, the Company had $6.0 million and $20.0 million in borrowings on the 2018 Revolving Credit Facility and 2018 Term Loan Facility, respectively, and had no availability to borrow under either of these loan facilities. In 2018, the Company incurred $0.9 million in interest expense related to the term loans and revolving credit facilities. The interest rates on the 2018 Revolving Credit Facility and the term loans at December 31, 2018 were 6.25% and 9.50%, respectively.
Equipment Loan Facility
In September 2018, the Company entered into an agreement with Structural Capital Investments II, LP, or Structural Capital, wherein Structural Capital agreed to provide an equipment loan facility to the Company in the amount of $5.0 million for the purpose of purchasing equipment. Subject to Structural Capital’s approval, the Company may request that they advance an additional $5.0 million or an aggregate of $10.0 million. The equipment loan facility matures on May 1, 2022, carries an interest rate of 6.25% plus the greater of 4.75% or the prime rate and is secured by the financed equipment. Principal repayments begin six months or 18 months after loan draw depending on the Company achieving certain financial milestones, and therefore, are paid over a period of 37 months or 25 months, respectively. The Company is also required to offer Structural Capital the right to purchase up to an aggregate of $1.0 million of the Company’s capital stock or any other equity interest in any transaction where the Company receive gross proceeds of at least $10.0 million. The equipment loan facility has a prepayment penalty of 2% during the first two years of the term and 1% thereafter. The Company must also pay a final payment fee of 13% of the facility commitment amount on the maturity date and such other date as the advances become due and such fee will increase by 1% if certain milestones are achieved.
The Company had $5.0 million in borrowings outstanding as of December 31, 2018 under the equipment loan facility. The interest rate on the equipment loan facility at December 31, 2018 was 11.50%.
Promissory Note
The Company entered into a note with the Missouri Department of Economic Development in the amount of $1.45 million on December 20, 2013 or the Missouri Note. The principal was due and payable on December 20, 2021. The Missouri Note carried a fixed interest rate of 2% per year, payable quarterly, commencing on December 31, 2016. The Company recognized interest expense of $26,000 and $29,000, in 2016 and 2017, respectively. As of December 31, 2017, the Company was in compliance with the promissory note covenant to maintain at least 20 full-time employees in Missouri throughout the life of the note. On June 28, 2018, the Missouri Note was paid in full.
Convertible Promissory Notes
In September 2016, the Company issued $4.0 million in Convertible Promissory Notes (“2016 Convertible Notes”) to several purchasers of the Series F Preferred Stock, one of whom was a non-employee Board Member. The 2016 Convertible Notes were due six months after the issuance date. The 2016 Convertible Notes had a fixed interest rate of 1% per year during their term and permitted the holders to convert the notes to Series F Preferred Stock at 95% of the cash price per share.
The outstanding principal and all accrued but unpaid interest under the 2016 Convertible Notes were converted into Series F Preferred Stock in October 2016. The Company issued 681,164 shares of Series F Preferred Stock upon conversion of the 2016 Convertible Notes. The number of shares issued was calculated based on the quotient obtained by dividing the outstanding principal and all accrued interest by 95% of the cash price per share of the Series F Preferred Stock issuance. In connection with the accounting for the 2016 Convertible Notes, a debt discount of $0.2 million was recognized at issuance, and subsequently, as a component of interest expense through the date of conversion.
From August 2017 through November 2017, the Company issued $10.0 million in Convertible Promissory Notes (“2017 Convertible Notes”) to several purchasers of the Series G Preferred Stock, two of whom were 5% stockholders and two were non-employee members of our Board of Directors. The 2017 Convertible Notes were due six months after the issuance date. The 2017 Convertible Notes had a fixed interest rate of 5% per year during their term and permitted the holders to convert the notes to Series G Preferred Stock at 90% of the cash price per share.
The outstanding principal and all accrued but unpaid interest under the 2017 Convertible Notes were converted into 1,026,367 shares of Series G Preferred Stock beginning in November 2017. The number of shares issued was calculated based on the quotient obtained by dividing the outstanding principal and all accrued interest by 90% of the cash price per share of the Series G Preferred Stock issuance. In connection with the accounting for the 2017 Convertible Notes, a debt discount of $1.1 million was recognized at issuance, of which $0.7 million was recognized as a component of interest expense through the date of conversion. The remaining unamortized discount of $0.4 million was recorded in other expense at the date of conversion.
Warrant Liabilities
In connection with its financing arrangements, the Company has issued warrants to purchase shares of its convertible preferred stock. For one of the financing arrangements, the Company issued warrants to purchase 121,694 shares of Series B convertible preferred stock at an exercise price of $1.07 per share. For a separate financing arrangement, the Company issued warrants to purchase 39,073 shares of Series E convertible preferred stock at an exercise price of $3.68 per share. The Series B and Series E warrants are exercisable and expire seven and ten years from the date of issuance, respectively. In connection with the Company’s refinancing of its credit facilities with SVB, the Company issued to SVB and its affiliates warrants to purchase an aggregate 60,002 shares of its common stock at an exercise price of $2.99 per share. The warrants remained outstanding as of December 31, 2017 and 2018. See Note 2 for further information on the warrant liabilities.